ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair value of the identifiable assets acquired and liabilities assumed as of acquisition date

The following table represents the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date:

Theatre properties and equipment	$24,098
Tradename	10,032
Favorable leases	3,919
Other intangible assets	884
Goodwill	43,018
Long-term debt	(5,993)
Deferred tax liability	(7,240)
Other liabilities, net of other assets	(1,760)

Total	$66,958